RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		$ 419	$ 364	$ 527
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		1,333	2,317	1,475
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		914	1,980	973
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		368	323	365
New Huake [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	[1]	0	0	70
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		50	14	68
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party		$ 1	$ 0	$ 0

[1]	The Company disposed its interest in New Huake during fiscal year 2015, and New Huake is no longer a related party of the Company as of June 30, 2015